Commitments and Contingencies (Details 4)	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow payments for operating leases	$ 902,754
Leased assets obtained in exchange for operating lease liabilities	$ 598,734